S000031367 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	171 Months Ended	479 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Blended Benchmark (consisting of 50% MSCI ACWI All Cap Index (Net) and 50% Bloomberg Global Aggregate Index) (reflects reinvested dividends net of withholding taxes on the MSCI ACWI All Cap Index portion of the Blended Benchmark and for both indexes reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.01%	3.93%	4.70%
MSCI ACWI All Cap Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent	16.29%	9.63%	8.98%
Bloomberg Global Aggregate Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	(1.69%)	(1.96%)	0.15%
C000097525 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.29%	1.28%	3.50%
Performance Inception Date					Jan. 23, 1985
C000097525 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	1.18%	0.30%	2.85%
Performance Inception Date					Jan. 23, 1985
C000097525 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	0.85%	0.86%	2.64%
Performance Inception Date					Jan. 23, 1985
C000097531 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.62%	2.74%	4.37%
Performance Inception Date				Sep. 27, 2010